Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.1%)
	Linde plc	73,545	24,746
	Air Products and Chemicals Inc.	32,461	10,068
	Freeport-McMoRan Inc.	208,910	8,315
	Nucor Corp.	38,328	5,747
	Newmont Corp.	116,431	5,527
	Ecolab Inc.	36,336	5,444
	Dow Inc.	104,559	5,329
	Albemarle Corp.	17,126	4,761
	Fastenal Co.	84,306	4,343
	International Flavors & Fragrances Inc.	37,338	3,951
	LyondellBasell Industries NV Class A	37,640	3,200
	CF Industries Holdings Inc.	29,117	3,150
	Steel Dynamics Inc.	25,335	2,633
	Mosaic Co.	50,521	2,592
	FMC Corp.	18,429	2,407
	Avery Dennison Corp.	11,932	2,307
	International Paper Co.	52,154	1,936
	Reliance Steel & Aluminum Co.	8,750	1,849
	Celanese Corp. Class A	15,861	1,702
	Eastman Chemical Co.	17,956	1,555
	Alcoa Corp.	26,329	1,320
*	Cleveland-Cliffs Inc.	74,779	1,158
	Olin Corp.	19,575	1,115
	Royal Gold Inc.	9,584	1,077
	US Steel Corp.	34,422	905
	Valvoline Inc.	25,957	856
	Ashland Inc.	7,413	829
*	Univar Solutions Inc.	24,054	797
	Huntsman Corp.	28,012	778
	Southern Copper Corp.	12,427	758
	Hexcel Corp.	12,267	735
	Chemours Co.	22,410	696
	Timken Co.	9,054	688
	Element Solutions Inc.	32,862	643
	Westlake Corp.	4,773	514
	SSR Mining Inc. (XTSE)	31,794	482
*	MP Materials Corp.	13,619	453
	Scotts Miracle-Gro Co.	6,059	339
	NewMarket Corp.	788	249
	SSR Mining Inc.	52	1
			115,955

		Shares	Market Value ($000)
Consumer Discretionary (14.0%)
*	Amazon.com Inc.	1,301,723	125,668
*	Tesla Inc.	372,504	72,527
	Home Depot Inc.	151,339	49,032
	Costco Wholesale Corp.	64,809	34,948
	Walmart Inc.	211,182	32,188
	McDonald's Corp.	108,246	29,528
*	Walt Disney Co.	266,693	26,101
	Lowe's Cos. Inc.	93,749	19,926
	NIKE Inc. Class B	179,222	19,659
*	Netflix Inc.	64,073	19,576
	Starbucks Corp.	167,805	17,150
	TJX Cos. Inc.	172,167	13,782
*	Booking Holdings Inc.	5,803	12,067
	Target Corp.	67,702	11,311
	General Motors Co.	213,263	8,650
	Dollar General Corp.	33,533	8,574
	Activision Blizzard Inc.	113,499	8,393
*	Uber Technologies Inc.	277,073	8,074
	Ford Motor Co.	577,963	8,034
*	O'Reilly Automotive Inc.	9,182	7,938
	Estee Lauder Cos. Inc. Class A	33,619	7,927
*	AutoZone Inc.	2,822	7,278
	Marriott International Inc. Class A	40,253	6,656
*	Chipotle Mexican Grill Inc. Class A	4,046	6,583
*	Lululemon Athletica Inc.	16,395	6,235
	Ross Stores Inc.	50,553	5,949
*	Airbnb Inc. Class A	57,276	5,850
	Hilton Worldwide Holdings Inc.	39,583	5,645
	Yum! Brands Inc.	41,950	5,397
	Electronic Arts Inc.	40,608	5,311
*	Dollar Tree Inc.	31,140	4,680
*	Aptiv plc	39,602	4,224
*	Copart Inc.	62,450	4,157
	DR Horton Inc.	46,717	4,018
*	Warner Bros Discovery Inc.	345,657	3,940
	Genuine Parts Co.	20,346	3,730
	Tractor Supply Co.	16,410	3,714
	eBay Inc.	80,526	3,659
*	Ulta Beauty Inc.	7,507	3,490
*	Southwest Airlines Co.	86,719	3,461
*	Trade Desk Inc. Class A	64,330	3,354
*	Delta Air Lines Inc.	93,778	3,317
	Lennar Corp. Class A	36,662	3,220
	Darden Restaurants Inc.	17,944	2,638
*	Take-Two Interactive Software Inc.	23,929	2,529
	Best Buy Co. Inc.	29,485	2,515
*	Etsy Inc.	18,493	2,443
*	Rivian Automotive Inc. Class A	76,107	2,438
	Omnicom Group Inc.	29,831	2,379
*	Expedia Group Inc.	22,122	2,363
*	Las Vegas Sands Corp.	48,425	2,268
*	United Airlines Holdings Inc.	47,818	2,112
	Garmin Ltd.	22,600	2,102
*	Roblox Corp. Class A	64,509	2,049
	LKQ Corp.	37,586	2,042
	Domino's Pizza Inc.	5,234	2,035
	Interpublic Group of Cos. Inc.	57,630	1,980

		Shares	Market Value ($000)
*	Royal Caribbean Cruises Ltd.	32,283	1,935
*	NVR Inc.	412	1,911
*	Burlington Stores Inc.	9,642	1,887
	Pool Corp.	5,676	1,870
*	Liberty Media Corp.-Liberty Formula One Class C	29,608	1,804
	MGM Resorts International	48,099	1,773
	Paramount Global Inc. Class B	84,672	1,700
	VF Corp.	51,277	1,683
*	Live Nation Entertainment Inc.	22,583	1,643
*	CarMax Inc.	23,524	1,632
*	Spotify Technology SA	20,499	1,628
	Service Corp. International	22,604	1,615
*	Deckers Outdoor Corp.	3,843	1,533
*	Caesars Entertainment Inc.	30,060	1,527
	Vail Resorts Inc.	5,901	1,520
	PulteGroup Inc.	33,759	1,512
*	BJ's Wholesale Club Holdings Inc.	19,603	1,475
	BorgWarner Inc. (XNYS)	34,578	1,470
	Bath & Body Works Inc.	33,521	1,425
	Fox Corp. Class A	43,736	1,419
	Aramark	33,934	1,412
	Tapestry Inc.	36,953	1,396
*	Carnival Corp.	140,304	1,393
	Rollins Inc.	33,913	1,371
*	American Airlines Group Inc.	94,720	1,367
	Advance Auto Parts Inc.	8,909	1,345
*	Five Below Inc.	8,020	1,290
*	Wynn Resorts Ltd.	15,293	1,279
	Lear Corp.	8,697	1,254
	Hasbro Inc.	19,252	1,209
	Churchill Downs Inc.	5,279	1,172
	Williams-Sonoma Inc.	9,980	1,167
	Whirlpool Corp.	7,861	1,152
*	Floor & Decor Holdings Inc. Class A	15,148	1,130
*	Capri Holdings Ltd.	19,689	1,129
	News Corp. Class A	58,587	1,122
	Nexstar Media Group Inc. Class A	5,500	1,043
*,1	GameStop Corp. Class A	39,340	1,031
	H&R Block Inc.	23,325	1,020
*	Norwegian Cruise Line Holdings Ltd.	61,288	1,008
*	Liberty Media Corp.- Liberty SiriusXM Class C	22,800	999
	Gentex Corp.	34,410	994
*	Avis Budget Group Inc.	4,386	981
*	Planet Fitness Inc. Class A	12,345	967
	Dick's Sporting Goods Inc.	7,998	956
	Wyndham Hotels & Resorts Inc.	13,026	955
	Polaris Inc.	8,291	946
	Lithia Motors Inc. Class A	3,947	945
*	Mattel Inc.	51,508	939
	Harley-Davidson Inc.	19,686	928
	Macy's Inc.	39,328	924
	New York Times Co. Class A	24,096	883
*	Alaska Air Group Inc.	18,109	859
	Marriott Vacations Worldwide Corp.	5,645	841
*	Skechers USA Inc. Class A	19,585	826
*	RH	2,865	822
*	Penn Entertainment Inc.	23,125	814
*	SiteOne Landscape Supply Inc.	6,482	814

		Shares	Market Value ($000)
*,1	Lucid Group Inc.	77,895	790
	Tempur Sealy International Inc.	24,669	784
	Toll Brothers Inc.	15,585	747
*	AMERCO	11,803	746
*	IAA Inc.	19,587	732
*,1	DraftKings Inc. Class A	47,377	726
*	Hyatt Hotels Corp. Class A	7,227	725
	Newell Brands Inc.	55,335	718
	Boyd Gaming Corp.	11,492	705
	Ralph Lauren Corp. Class A	6,141	695
	Leggett & Platt Inc.	19,496	694
*	AutoNation Inc.	5,507	682
[1]	Sirius XM Holdings Inc.	102,795	667
	Thor Industries Inc.	7,677	661
	PVH Corp.	9,831	660
	Fox Corp. Class B	21,260	649
*	Bright Horizons Family Solutions Inc.	8,414	624
	Choice Hotels International Inc.	4,925	607
	Kohl's Corp.	18,470	592
*	YETI Holdings Inc.	12,860	577
*	Victoria's Secret & Co.	12,425	572
	Wendy's Co.	24,656	556
*	Ollie's Bargain Outlet Holdings Inc.	9,061	552
*,1	AMC Entertainment Holdings Inc. Class A	73,998	535
*	Grand Canyon Education Inc.	4,490	508
*	Hertz Global Holdings Inc.	29,520	508
	Penske Automotive Group Inc.	4,006	507
*	Lyft Inc. Class A	44,880	504
*	Peloton Interactive Inc. Class A	43,025	490
	World Wrestling Entertainment Inc. Class A	6,118	489
*	Liberty Media Corp.- Liberty SiriusXM Class A	10,846	475
	Travel + Leisure Co.	12,063	469
	Columbia Sportswear Co.	5,120	459
	Madison Square Garden Sports Corp.	2,752	448
	Gap Inc.	29,145	424
	Carter's Inc.	5,721	418
*	Coty Inc. Class A	52,272	411
*	Wayfair Inc. Class A	11,121	407
*	Copa Holdings SA Class A	4,303	377
*	JetBlue Airways Corp.	45,412	361
[1]	Nordstrom Inc.	17,052	358
*	Under Armour Inc. Class A	34,881	349
	Hanesbrands Inc.	50,144	337
*	Leslie's Inc.	22,756	332
*	TripAdvisor Inc.	15,389	314
	News Corp. Class B	15,674	305
*,1	QuantumScape Corp. Class A	37,696	282
*	Six Flags Entertainment Corp.	10,338	249
*	Driven Brands Holdings Inc.	8,028	244
*	Under Armour Inc. Class C	20,643	180
	Lennar Corp. Class B	2,331	169
*	Liberty Media Corp.- Liberty Formula One Class A	2,911	160
*	Playtika Holding Corp.	15,833	150
*	Petco Health & Wellness Co. Inc. Class A	12,136	134
*,1	Mister Car Wash Inc.	12,425	127
*,1	Carvana Co. Class A	15,746	121
	AMERCO (XNGS)	1,310	83

		Shares	Market Value ($000)
[1]	Paramount Global Class A	1,100	25
			777,629
Consumer Staples (5.9%)
	Procter & Gamble Co.	350,085	52,219
	PepsiCo Inc.	202,582	37,581
	Coca-Cola Co.	572,141	36,394
	Philip Morris International Inc.	226,797	22,605
	CVS Health Corp.	191,912	19,552
	Mondelez International Inc. Class A	202,149	13,667
	Altria Group Inc.	265,586	12,371
	Colgate-Palmolive Co.	121,389	9,405
	McKesson Corp.	21,216	8,098
	Archer-Daniels-Midland Co.	82,059	8,001
	General Mills Inc.	86,990	7,420
	Corteva Inc.	106,208	7,133
	Kimberly-Clark Corp.	49,322	6,690
	Sysco Corp.	74,422	6,438
	Constellation Brands Inc. Class A	22,091	5,685
*	Monster Beverage Corp.	54,451	5,601
	Hershey Co.	21,393	5,031
	Keurig Dr Pepper Inc.	125,698	4,861
	Kroger Co.	96,069	4,726
	Walgreens Boots Alliance Inc.	105,142	4,363
	Kraft Heinz Co.	102,382	4,029
	AmerisourceBergen Corp.	22,763	3,885
	McCormick & Co. Inc.	36,744	3,130
	Church & Dwight Co. Inc.	35,600	2,915
	Tyson Foods Inc. Class A	41,739	2,766
	Kellogg Co.	36,983	2,698
	Clorox Co.	18,056	2,684
	Conagra Brands Inc.	68,937	2,618
	J M Smucker Co.	15,132	2,330
	Bunge Ltd.	20,519	2,151
	Hormel Foods Corp.	41,952	1,972
	Brown-Forman Corp. Class B	26,694	1,949
	Lamb Weston Holdings Inc.	21,143	1,837
*	Darling Ingredients Inc.	23,472	1,686
	Campbell Soup Co.	28,425	1,526
	Molson Coors Beverage Co. Class B	25,633	1,413
*	Performance Food Group Co.	22,305	1,360
	Casey's General Stores Inc.	5,463	1,328
*	US Foods Holding Corp.	29,569	1,082
	Ingredion Inc.	9,593	940
	Flowers Foods Inc.	27,449	825
*	Post Holdings Inc.	8,031	752
*	Boston Beer Co. Inc. Class A	1,373	528
	Albertsons Cos. Inc. Class A	24,653	516
	Brown-Forman Corp. Class A	6,851	500
*	Freshpet Inc.	6,667	447
*	Grocery Outlet Holding Corp.	13,261	401
	Spectrum Brands Holdings Inc.	5,628	300
	Reynolds Consumer Products Inc.	8,049	257
*	Pilgrim's Pride Corp.	6,974	182
	Seaboard Corp.	36	142
*	Olaplex Holdings Inc.	18,661	111
			327,101

		Shares	Market Value ($000)
Energy (5.3%)
	Exxon Mobil Corp.	610,873	68,015
	Chevron Corp.	287,823	52,761
	ConocoPhillips	186,301	23,010
	EOG Resources Inc.	85,776	12,174
	Schlumberger Ltd.	207,115	10,677
	Marathon Petroleum Corp.	72,990	8,891
	Occidental Petroleum Corp.	119,949	8,335
	Pioneer Natural Resources Co.	34,837	8,221
	Valero Energy Corp.	57,619	7,699
	Phillips 66	70,519	7,647
	Devon Energy Corp.	96,381	6,604
	Cheniere Energy Inc.	36,437	6,390
	Williams Cos. Inc.	178,453	6,192
*	Enphase Energy Inc.	19,178	6,148
	Hess Corp.	40,985	5,898
	Kinder Morgan Inc.	291,144	5,567
	Halliburton Co.	131,645	4,988
	ONEOK Inc.	65,083	4,355
	Baker Hughes Co. Class A	139,376	4,045
	Diamondback Energy Inc.	25,340	3,751
	Coterra Energy Inc.	114,980	3,209
	Marathon Oil Corp.	98,982	3,032
*	First Solar Inc.	15,565	2,685
	Targa Resources Corp.	33,124	2,464
	EQT Corp.	53,987	2,290
	APA Corp.	47,688	2,234
	Ovintiv Inc. (XNYS)	37,417	2,086
	Texas Pacific Land Corp.	785	2,035
	Chesapeake Energy Corp.	17,757	1,838
*	Antero Resources Corp.	42,345	1,548
	HF Sinclair Corp.	21,357	1,331
	NOV Inc.	57,329	1,288
*	Plug Power Inc.	76,081	1,214
*	Southwestern Energy Co.	163,029	1,128
	Range Resources Corp.	37,504	1,083
	PDC Energy Inc.	13,891	1,032
	DTE Midstream LLC	14,192	856
	Antero Midstream Corp.	48,813	553
*,1	ChargePoint Holdings Inc.	36,036	448
	New Fortress Energy Inc. Class A	7,263	370
	Enviva Inc.	4,640	263
			294,355
Financials (11.5%)
*	Berkshire Hathaway Inc. Class B	264,281	84,200
	JPMorgan Chase & Co.	427,253	59,038
	Bank of America Corp.	1,028,689	38,936
	Wells Fargo & Co.	555,384	26,631
	Goldman Sachs Group Inc.	48,682	18,799
	Charles Schwab Corp.	222,561	18,370
	S&P Global Inc.	48,814	17,222
	Morgan Stanley	183,308	17,060
	BlackRock Inc.	21,979	15,737
	Citigroup Inc.	283,192	13,709
	Chubb Ltd.	60,830	13,358
	Marsh & McLennan Cos. Inc.	73,481	12,725
	Progressive Corp.	85,588	11,310
	PNC Financial Services Group Inc.	60,507	10,181

		Shares	Market Value ($000)
	Aon plc Class A (XNYS)	30,776	9,488
	Blackstone Inc.	102,290	9,363
	CME Group Inc.	52,443	9,256
	Truist Financial Corp.	194,224	9,092
	US Bancorp	196,159	8,904
	Intercontinental Exchange Inc.	80,882	8,760
	MetLife Inc.	98,481	7,554
	American International Group Inc.	111,021	7,007
	Moody's Corp.	23,370	6,971
	Travelers Cos. Inc.	34,740	6,594
	Aflac Inc.	91,463	6,579
	Arthur J Gallagher & Co.	30,459	6,065
	Prudential Financial Inc.	54,677	5,907
	MSCI Inc. Class A	11,489	5,834
	Allstate Corp.	39,490	5,288
	Ameriprise Financial Inc.	15,815	5,250
	Bank of New York Mellon Corp.	107,649	4,941
	Apollo Global Management Inc.	67,278	4,668
	M&T Bank Corp.	25,601	4,353
	KKR & Co. Inc.	83,804	4,351
	Discover Financial Services	39,981	4,332
	State Street Corp.	53,771	4,284
	T Rowe Price Group Inc.	32,775	4,094
	Willis Towers Watson plc	15,999	3,938
	Fifth Third Bancorp	99,841	3,630
	Hartford Financial Services Group Inc.	47,249	3,608
	Nasdaq Inc.	50,363	3,448
	First Republic Bank	26,624	3,397
	Raymond James Financial Inc.	28,535	3,336
	Huntington Bancshares Inc.	210,467	3,258
	Principal Financial Group Inc.	36,140	3,241
	Regions Financial Corp.	136,995	3,180
*	Arch Capital Group Ltd.	51,874	3,108
	Citizens Financial Group Inc.	71,607	3,035
	Northern Trust Corp.	30,105	2,803
	LPL Financial Holdings Inc.	11,685	2,766
*	Markel Corp.	1,954	2,589
	KeyCorp	136,317	2,564
	FactSet Research Systems Inc.	5,526	2,549
	Broadridge Financial Solutions Inc.	17,070	2,545
	Cincinnati Financial Corp.	22,917	2,543
	W R Berkley Corp.	30,161	2,301
	Brown & Brown Inc.	34,648	2,065
*	SVB Financial Group	8,587	1,990
	Cboe Global Markets Inc.	15,517	1,968
	Everest Re Group Ltd.	5,726	1,935
	First Horizon Corp.	77,560	1,927
	Ares Management Corp. Class A	22,253	1,744
	Equitable Holdings Inc.	54,832	1,740
	Loews Corp.	29,190	1,697
	Globe Life Inc.	13,114	1,573
	Fidelity National Financial Inc.	38,655	1,560
	MarketAxess Holdings Inc.	5,479	1,468
	East West Bancorp Inc.	20,704	1,454
	First Citizens BancShares Inc. Class A	1,748	1,427
	Reinsurance Group of America Inc.	9,782	1,413
	American Financial Group Inc.	9,847	1,400
	Webster Financial Corp.	25,575	1,390

		Shares	Market Value ($000)
	Comerica Inc.	19,161	1,375
	Annaly Capital Management Inc.	63,222	1,370
	Signature Bank	9,113	1,271
	Cullen/Frost Bankers Inc.	8,541	1,239
	Unum Group	29,335	1,237
	Ally Financial Inc.	45,296	1,223
	Commerce Bancshares Inc.	16,005	1,199
	RenaissanceRe Holdings Ltd.	6,294	1,189
	Jefferies Financial Group Inc.	29,811	1,133
	Zions Bancorp NA	21,828	1,131
	Franklin Resources Inc.	41,841	1,122
	Interactive Brokers Group Inc. Class A	13,589	1,091
	Western Alliance Bancorp	15,503	1,063
*,1	Coinbase Global Inc. Class A	23,111	1,057
	Invesco Ltd.	54,811	1,047
	Erie Indemnity Co. Class A	3,667	1,036
	Old Republic International Corp.	41,518	1,017
	Assurant Inc.	7,779	997
	Stifel Financial Corp.	15,166	974
	Prosperity Bancshares Inc.	12,866	972
	Lincoln National Corp.	24,901	970
	Tradeweb Markets Inc. Class A	15,763	969
	Carlyle Group Inc.	30,332	945
	Voya Financial Inc.	14,274	942
	SEI Investments Co.	15,096	940
	Pinnacle Financial Partners Inc.	10,970	920
	Starwood Property Trust Inc.	42,840	917
	New York Community Bancorp Inc.	97,839	915
	Affiliated Managers Group Inc.	5,586	896
	Morningstar Inc.	3,639	892
	Synovus Financial Corp.	21,160	891
	Primerica Inc.	5,489	818
	First American Financial Corp.	14,775	807
	Wintrust Financial Corp.	8,760	801
*	Robinhood Markets Inc. Class A	82,372	790
	Popular Inc.	10,781	787
	AGNC Investment Corp.	76,875	768
	Hanover Insurance Group Inc.	5,169	761
	Bank OZK	16,431	758
	FNB Corp.	51,227	722
	Blue Owl Capital Inc. Class A	60,958	689
	OneMain Holdings Inc.	16,953	667
	Axis Capital Holdings Ltd.	11,281	649
	Umpqua Holdings Corp.	31,669	642
	SLM Corp.	36,414	636
	Evercore Inc. Class A	5,316	612
	MGIC Investment Corp.	43,627	599
*	Brighthouse Financial Inc.	10,459	583
	Assured Guaranty Ltd.	8,691	579
	Rithm Capital Corp.	62,517	566
*,1	SoFi Technologies Inc.	114,951	555
	Kemper Corp.	9,245	526
	White Mountains Insurance Group Ltd.	378	514
	First Hawaiian Inc.	18,751	498
	Janus Henderson Group plc	19,621	496
	Lazard Ltd. Class A	13,119	480
*	Ryan Specialty Holdings Inc.	11,821	476
	Bank of Hawaii Corp.	5,698	460

		Shares	Market Value ($000)
	BOK Financial Corp.	4,323	453
	PacWest Bancorp	16,572	433
*,1	Credit Acceptance Corp.	902	428
	Virtu Financial Inc. Class A	13,790	306
*,1	Upstart Holdings Inc.	10,029	196
	CNA Financial Corp.	3,989	170
[1]	Rocket Cos. Inc. Class A	17,664	147
	TFS Financial Corp.	7,311	100
[1]	UWM Holdings Corp.	12,002	53
	Corebridge Financial Inc.	882	20
			643,286
Health Care (14.1%)
	UnitedHealth Group Inc.	137,015	75,051
	Johnson & Johnson	385,611	68,639
	Eli Lilly & Co.	123,396	45,790
	AbbVie Inc.	258,845	41,721
	Pfizer Inc.	827,738	41,495
	Merck & Co. Inc.	370,630	40,814
	Thermo Fisher Scientific Inc.	57,305	32,103
	Abbott Laboratories	251,106	27,014
	Danaher Corp.	94,775	25,912
	Bristol-Myers Squibb Co.	311,895	25,039
	Amgen Inc.	78,187	22,393
	Elevance Health Inc.	35,316	18,821
	Gilead Sciences Inc.	183,723	16,136
	Medtronic plc	195,672	15,466
	Cigna Corp.	43,787	14,401
*	Intuitive Surgical Inc.	52,306	14,143
	Stryker Corp.	51,352	12,011
*	Vertex Pharmaceuticals Inc.	37,477	11,858
*	Regeneron Pharmaceuticals Inc.	15,168	11,402
	Zoetis Inc.	68,793	10,604
	Becton Dickinson and Co.	41,538	10,357
	Humana Inc.	18,501	10,174
*	Boston Scientific Corp.	209,221	9,471
*	Moderna Inc.	49,521	8,711
	HCA Healthcare Inc.	32,135	7,720
*	Centene Corp.	83,289	7,250
*	Edwards Lifesciences Corp.	90,598	6,999
	Agilent Technologies Inc.	43,963	6,813
*	DexCom Inc.	57,403	6,675
*	Biogen Inc.	21,375	6,523
*	IQVIA Holdings Inc.	27,204	5,931
*	IDEXX Laboratories Inc.	12,204	5,197
*	Illumina Inc.	23,017	5,020
	ResMed Inc.	21,197	4,880
	Baxter International Inc.	73,807	4,172
*	Alnylam Pharmaceuticals Inc.	17,704	3,905
*	Veeva Systems Inc. Class A	20,429	3,889
	Zimmer Biomet Holdings Inc.	30,772	3,696
*	Horizon Therapeutics plc	32,869	3,296
	Cardinal Health Inc.	39,905	3,199
	Laboratory Corp. of America Holdings	13,234	3,185
*	Insulet Corp.	10,055	3,010
*	Molina Healthcare Inc.	8,392	2,826
*	Hologic Inc.	36,043	2,745
*	BioMarin Pharmaceutical Inc.	27,067	2,733
	STERIS plc	14,610	2,714

		Shares	Market Value ($000)
	Quest Diagnostics Inc.	17,117	2,599
	PerkinElmer Inc.	18,443	2,577
	West Pharmaceutical Services Inc.	10,844	2,545
*	ABIOMED Inc.	6,512	2,460
*	Seagen Inc.	19,946	2,421
	Royalty Pharma plc Class A	53,757	2,364
*	Align Technology Inc.	11,530	2,268
	Cooper Cos. Inc.	7,126	2,254
*	Incyte Corp.	26,710	2,128
*	Avantor Inc.	89,327	1,990
	Viatris Inc.	177,534	1,958
	Bio-Techne Corp.	22,866	1,943
*	United Therapeutics Corp.	6,499	1,819
*	Neurocrine Biosciences Inc.	13,916	1,768
*	Charles River Laboratories International Inc.	7,375	1,686
*	QIAGEN NV	33,234	1,646
	Teleflex Inc.	6,899	1,615
*	Henry Schein Inc.	19,832	1,605
*	Sarepta Therapeutics Inc.	12,306	1,511
*	Repligen Corp.	8,121	1,452
*	Jazz Pharmaceuticals plc	8,890	1,395
*	Bio-Rad Laboratories Inc. Class A	3,161	1,311
*	Catalent Inc.	25,015	1,254
	Universal Health Services Inc. Class B	9,332	1,221
*	Novocure Ltd.	15,165	1,165
*	Acadia Healthcare Co. Inc.	13,056	1,163
*	Exact Sciences Corp.	25,587	1,150
	Chemed Corp.	2,156	1,121
*	Penumbra Inc.	5,199	1,089
	Bruker Corp.	15,909	1,072
*	Masimo Corp.	6,972	1,011
	Organon & Co.	37,216	968
	DENTSPLY SIRONA Inc.	31,413	951
*	Ionis Pharmaceuticals Inc.	20,669	843
*	Elanco Animal Health Inc. (XNYS)	65,207	839
	Encompass Health Corp.	14,354	839
*	Globus Medical Inc. Class A	11,173	826
*	Envista Holdings Corp.	23,867	814
*	Exelixis Inc.	46,316	791
*	Guardant Health Inc.	14,284	748
*	Tenet Healthcare Corp.	15,577	719
*	Teladoc Health Inc.	23,286	664
*	QuidelOrtho Corp.	7,239	634
	Perrigo Co. plc	19,640	633
*	DaVita Inc.	8,267	610
*	Integra LifeSciences Holdings Corp.	10,634	584
*	Mirati Therapeutics Inc.	6,285	574
	Premier Inc. Class A	17,207	574
*	Natera Inc.	13,557	558
*	Syneos Health Inc.	15,037	531
*	Doximity Inc. Class A	15,474	526
*	10X Genomics Inc. Class A	13,120	507
*	agilon health Inc.	27,694	486
*	ICU Medical Inc.	2,922	465
*	Amedisys Inc.	4,627	422
*	Enovis Corp.	7,263	393
*	Tandem Diabetes Care Inc.	9,250	389
*	Oak Street Health Inc.	17,504	378

		Shares	Market Value ($000)
*	Ultragenyx Pharmaceutical Inc.	9,547	347
*	Signify Health Inc. Class A	10,382	297
*	Certara Inc.	16,096	273
*	Ginkgo Bioworks Holdings Inc.	123,987	247
*	Maravai LifeSciences Holdings Inc. Class A	15,614	232
*	Novavax Inc.	11,741	194
*	Sotera Health Co.	14,820	124
*	Enhabit Inc.	7,301	105
			784,550
Industrials (13.2%)
	Visa Inc. Class A	241,148	52,329
	Mastercard Inc. Class A	126,084	44,936
	Accenture plc Class A	92,765	27,916
	Honeywell International Inc.	98,641	21,657
	Raytheon Technologies Corp.	217,807	21,502
	United Parcel Service Inc. Class B (XNYS)	107,665	20,427
	Union Pacific Corp.	91,953	19,993
	Caterpillar Inc.	77,281	18,270
	Deere & Co.	41,087	18,119
	Lockheed Martin Corp.	34,749	16,860
	Automatic Data Processing Inc.	61,117	16,143
*	Boeing Co.	80,180	14,343
	American Express Co.	88,092	13,882
	General Electric Co.	160,069	13,761
*	PayPal Holdings Inc.	169,260	13,272
	Northrop Grumman Corp.	21,422	11,424
	3M Co.	82,875	10,440
	Illinois Tool Works Inc.	45,319	10,309
	CSX Corp.	312,879	10,228
	Eaton Corp. plc	58,295	9,528
*	Fiserv Inc.	86,322	9,009
	General Dynamics Corp.	35,579	8,980
	Norfolk Southern Corp.	34,270	8,790
	Sherwin-Williams Co.	35,048	8,733
	Emerson Electric Co.	86,574	8,291
	Johnson Controls International plc	101,949	6,773
	Fidelity National Information Services Inc.	89,469	6,494
	L3Harris Technologies Inc.	28,240	6,413
	FedEx Corp.	35,182	6,411
	Trane Technologies plc	34,218	6,105
	Paychex Inc.	47,229	5,858
	Cintas Corp.	12,634	5,834
	Capital One Financial Corp.	55,860	5,767
	Parker-Hannifin Corp.	18,543	5,543
	Carrier Global Corp.	124,219	5,505
	PACCAR Inc.	50,011	5,297
*	Block Inc. (XNYS)	77,446	5,249
	Cummins Inc.	20,635	5,183
	DuPont de Nemours Inc.	73,468	5,180
	Otis Worldwide Corp.	62,017	4,843
	AMETEK Inc.	33,755	4,807
*	Mettler-Toledo International Inc.	3,266	4,800
*	Keysight Technologies Inc.	26,266	4,751
	TransDigm Group Inc.	7,503	4,716
	PPG Industries Inc.	34,547	4,671
	Rockwell Automation Inc.	17,026	4,499
	Old Dominion Freight Line Inc.	14,707	4,450
	Global Payments Inc.	40,334	4,186

		Shares	Market Value ($000)
	Verisk Analytics Inc. Class A	22,761	4,181
	WW Grainger Inc.	6,649	4,010
*	United Rentals Inc.	10,266	3,624
	Fortive Corp.	52,558	3,550
	Vulcan Materials Co.	19,361	3,549
	Equifax Inc.	17,822	3,518
	Martin Marietta Materials Inc.	9,134	3,347
	Ingersoll Rand Inc.	59,548	3,214
	Quanta Services Inc.	20,814	3,120
*	Waters Corp.	8,749	3,032
	Dover Corp.	21,111	2,997
	Xylem Inc.	26,251	2,949
*	Teledyne Technologies Inc.	6,811	2,861
	Expeditors International of Washington Inc.	23,917	2,776
	Amcor plc	219,782	2,714
	Westinghouse Air Brake Technologies Corp.	26,511	2,680
	Synchrony Financial	70,451	2,648
	IDEX Corp.	11,108	2,638
	Ball Corp.	45,209	2,535
	Jacobs Solutions Inc.	18,757	2,374
	JB Hunt Transport Services Inc.	12,213	2,246
*	Fair Isaac Corp.	3,595	2,228
	Textron Inc.	30,971	2,211
*	Trimble Inc.	36,613	2,188
*	FleetCor Technologies Inc.	10,704	2,100
	Howmet Aerospace Inc.	54,953	2,070
	Booz Allen Hamilton Holding Corp. Class A	19,236	2,047
*	Zebra Technologies Corp. Class A	7,538	2,037
	Jack Henry & Associates Inc.	10,642	2,015
	Nordson Corp.	8,477	2,005
	Hubbell Inc. Class B	7,887	2,004
	Carlisle Cos. Inc.	7,513	1,977
	RPM International Inc.	18,733	1,941
	Snap-on Inc.	7,672	1,846
	Packaging Corp. of America	13,523	1,838
*	Axon Enterprise Inc.	9,878	1,818
	CH Robinson Worldwide Inc.	17,916	1,796
	TransUnion	28,234	1,781
	Stanley Black & Decker Inc.	21,639	1,768
*	Bill.com Holdings Inc.	14,300	1,722
	Graco Inc.	24,559	1,718
	Toro Co.	15,305	1,699
	Masco Corp.	33,044	1,678
	AECOM	19,262	1,637
*	WillScot Mobile Mini Holdings Corp.	30,450	1,468
	Allegion plc	12,864	1,462
	HEICO Corp. Class A	11,511	1,459
*	Builders FirstSource Inc.	22,611	1,446
	Westrock Co.	37,154	1,409
	Crown Holdings Inc.	17,027	1,400
	Huntington Ingalls Industries Inc.	5,784	1,342
	Watsco Inc.	4,825	1,298
	Regal Rexnord Corp.	9,808	1,286
*	Paylocity Holding Corp.	5,826	1,269
	Knight-Swift Transportation Holdings Inc.	22,875	1,268
	Cognex Corp.	25,440	1,266
	Owens Corning	14,212	1,263
	Robert Half International Inc.	15,769	1,242

		Shares	Market Value ($000)
	Fortune Brands Home & Security Inc.	18,939	1,237
	Lennox International Inc.	4,690	1,221
	Genpact Ltd.	26,428	1,219
	Lincoln Electric Holdings Inc.	8,219	1,215
	Tetra Tech Inc.	7,836	1,211
	AGCO Corp.	9,127	1,211
	Sealed Air Corp.	21,379	1,138
*	Middleby Corp.	7,870	1,135
	A O Smith Corp.	18,531	1,126
	Pentair plc	24,112	1,104
	Donaldson Co. Inc.	18,046	1,099
*	WEX Inc.	6,430	1,088
	Berry Global Group Inc.	18,321	1,074
	HEICO Corp.	6,605	1,072
	Valmont Industries Inc.	3,109	1,053
	ITT Inc.	12,211	1,032
	Graphic Packaging Holding Co.	44,799	1,029
	AptarGroup Inc.	9,587	1,018
	Sensata Technologies Holding plc	22,526	1,016
	Curtiss-Wright Corp.	5,635	995
	nVent Electric plc	24,219	969
*	Generac Holdings Inc.	9,161	967
	MDU Resources Group Inc.	29,597	932
	Advanced Drainage Systems Inc.	9,400	914
	Landstar System Inc.	5,272	912
	Acuity Brands Inc.	4,783	901
	Oshkosh Corp.	9,625	886
	Sonoco Products Co.	14,271	876
	Littelfuse Inc.	3,545	874
*	Axalta Coating Systems Ltd.	32,372	869
*	FTI Consulting Inc.	4,930	852
*	WESCO International Inc.	6,492	837
	Western Union Co.	56,438	827
	Woodward Inc.	8,612	825
	BWX Technologies Inc.	13,372	814
*	MasTec Inc.	8,895	808
	Brunswick Corp.	10,859	806
*	Mohawk Industries Inc.	7,674	778
	MSA Safety Inc.	5,442	767
	Eagle Materials Inc.	5,504	750
*	Trex Co. Inc.	16,108	739
*	TopBuild Corp.	4,737	730
	Crane Holdings Co.	6,866	727
*	GXO Logistics Inc.	15,306	717
	MKS Instruments Inc.	8,348	700
	Louisiana-Pacific Corp.	10,645	679
	Ryder System Inc.	7,249	678
	ManpowerGroup Inc.	7,491	656
	Silgan Holdings Inc.	12,290	650
*	Euronet Worldwide Inc.	6,936	645
	Allison Transmission Holdings Inc.	14,184	635
*	Kirby Corp.	8,708	608
	Flowserve Corp.	19,096	599
	Air Lease Corp. Class A	15,225	588
	MSC Industrial Direct Co. Inc. Class A	6,790	583
*	XPO Logistics Inc.	15,039	581
	Armstrong World Industries Inc.	6,763	517
	Vontier Corp.	22,753	447

		Shares	Market Value ($000)
*	Mercury Systems Inc.	8,340	424
	Spirit AeroSystems Holdings Inc. Class A	15,036	394
*	Affirm Holdings Inc.	26,039	362
	Esab Corp.	7,583	359
*	Shift4 Payments Inc. Class A	7,383	342
*	AZEK Co. Inc. Class A	16,276	315
	ADT Inc.	31,200	291
*	RXO Inc.	15,039	286
*	Core & Main Inc. Class A	10,838	225
	Schneider National Inc. Class B	7,501	193
*	Gates Industrial Corp. plc	16,430	191
*	Hayward Holdings Inc.	10,855	104
[1]	Ardagh Metal Packaging SA	22,447	100
	Ardagh Group SA	2,011	20
			734,584
Real Estate (3.1%)
	Prologis Inc.	134,547	15,848
	American Tower Corp.	67,854	15,013
	Equinix Inc.	13,311	9,193
	Crown Castle Inc.	62,988	8,908
	Public Storage	22,900	6,823
	Simon Property Group Inc.	47,810	5,710
	Realty Income Corp.	89,931	5,672
	Welltower Inc.	67,991	4,829
	VICI Properties Inc.	140,971	4,821
	Digital Realty Trust Inc.	41,645	4,683
	SBA Communications Corp. Class A	15,623	4,676
*	CoStar Group Inc.	57,577	4,666
*	CBRE Group Inc. Class A	46,936	3,736
	Alexandria Real Estate Equities Inc.	23,746	3,695
	AvalonBay Communities Inc.	20,452	3,577
	Weyerhaeuser Co.	109,062	3,567
	Equity Residential	54,217	3,517
	Extra Space Storage Inc.	19,397	3,117
	Invitation Homes Inc.	89,436	2,918
	Mid-America Apartment Communities Inc.	16,810	2,772
	Ventas Inc.	58,503	2,722
	Sun Communities Inc.	17,828	2,619
	Iron Mountain Inc.	42,276	2,297
	WP Carey Inc.	27,993	2,206
	Essex Property Trust Inc.	9,523	2,099
	Healthpeak Properties Inc.	79,056	2,076
	Kimco Realty Corp.	88,509	2,029
	UDR Inc.	47,469	1,969
	Host Hotels & Resorts Inc.	103,689	1,964
	Gaming and Leisure Properties Inc.	35,797	1,883
	Camden Property Trust	15,214	1,831
	Equity LifeStyle Properties Inc.	26,032	1,729
	Regency Centers Corp.	25,111	1,668
	Boston Properties Inc.	22,956	1,655
	American Homes 4 Rent Class A	44,409	1,469
	Rexford Industrial Realty Inc.	25,094	1,387
	CubeSmart	32,725	1,355
	Life Storage Inc.	12,306	1,323
	Federal Realty Investment Trust	11,781	1,309
	Lamar Advertising Co. Class A	12,700	1,272
	National Retail Properties Inc.	25,676	1,190
	STORE Capital Corp.	37,250	1,188

		Shares	Market Value ($000)
*	Jones Lang LaSalle Inc.	7,007	1,178
	Americold Realty Trust Inc.	39,384	1,176
	Medical Properties Trust Inc.	87,165	1,144
	Healthcare Realty Trust Inc. Class A	55,574	1,141
	Omega Healthcare Investors Inc.	34,479	1,044
	Brixmor Property Group Inc.	43,685	1,013
	First Industrial Realty Trust Inc.	19,296	975
	EastGroup Properties Inc.	6,024	935
	Apartment Income REIT Corp.	22,557	858
	Spirit Realty Capital Inc.	19,956	827
*	Zillow Group Inc. Class C	21,784	827
	Rayonier Inc.	21,348	766
	Kilroy Realty Corp.	17,021	736
	Vornado Realty Trust	25,741	651
	Cousins Properties Inc.	21,626	571
	National Storage Affiliates Trust	12,160	484
	Highwoods Properties Inc.	14,904	444
	Park Hotels & Resorts Inc.	33,511	430
	Douglas Emmett Inc.	24,645	427
	EPR Properties	9,806	408
*	Howard Hughes Corp.	5,292	395
	SL Green Realty Corp.	9,415	395
*	Zillow Group Inc. Class A	10,143	379
	JBG SMITH Properties	15,786	325
	Hudson Pacific Properties Inc.	20,606	238
*	Opendoor Technologies Inc.	69,502	129
*,1	WeWork Inc. Class A	19,643	54
			174,931
Technology (24.9%)
	Apple Inc.	2,239,724	331,546
	Microsoft Corp.	1,095,960	279,623
*	Alphabet Inc. Class A	881,193	88,992
*	Alphabet Inc. Class C	791,086	80,256
	NVIDIA Corp.	352,630	59,676
*	Meta Platforms Inc. Class A	335,739	39,651
	Broadcom Inc.	57,845	31,874
	Texas Instruments Inc.	135,078	24,376
*	Adobe Inc.	69,070	23,824
*	Salesforce Inc.	140,767	22,558
	QUALCOMM Inc.	164,107	20,758
	International Business Machines Corp.	131,782	19,622
	Oracle Corp.	221,474	18,389
*	Advanced Micro Devices Inc.	236,341	18,347
	Intel Corp.	599,224	18,019
	Intuit Inc.	40,281	16,418
	Applied Materials Inc.	127,073	13,927
	Analog Devices Inc.	76,390	13,132
*	ServiceNow Inc.	29,327	12,209
	Lam Research Corp.	20,019	9,457
	Micron Technology Inc.	161,146	9,290
	KLA Corp.	20,765	8,164
*	Synopsys Inc.	22,248	7,554
*	Palo Alto Networks Inc.	43,099	7,323
	Amphenol Corp. Class A	85,820	6,903
*	Cadence Design Systems Inc.	39,943	6,872
	Roper Technologies Inc.	15,477	6,793
*	Autodesk Inc.	31,924	6,447
*	Snowflake Inc. Class A	44,916	6,419

		Shares	Market Value ($000)
	Microchip Technology Inc.	78,859	6,245
	Marvell Technology Inc.	124,381	5,786
*	Fortinet Inc.	94,554	5,027
*	Workday Inc. Class A	28,916	4,855
*	ON Semiconductor Corp.	63,573	4,781
	Cognizant Technology Solutions Corp. Class A	76,278	4,745
	HP Inc.	151,584	4,554
*	Gartner Inc.	11,215	3,929
	Corning Inc.	110,631	3,776
	CDW Corp.	19,839	3,742
*	VMware Inc. Class A	30,620	3,720
*	Crowdstrike Holdings Inc. Class A	30,830	3,627
*	ANSYS Inc.	12,764	3,246
	Hewlett Packard Enterprise Co.	190,297	3,193
*	EPAM Systems Inc.	8,064	2,972
*	Datadog Inc. Class A	38,865	2,945
*	Zoom Video Communications Inc. Class A	37,012	2,792
*	VeriSign Inc.	13,717	2,741
*	Atlassian Corp Ltd. Class A	19,950	2,624
*	Paycom Software Inc.	7,477	2,535
	Monolithic Power Systems Inc.	6,599	2,521
	Skyworks Solutions Inc.	23,591	2,256
	Leidos Holdings Inc.	19,988	2,185
	NetApp Inc.	32,197	2,177
*	Akamai Technologies Inc.	22,934	2,176
*	Pinterest Inc. Class A	85,314	2,169
	Teradyne Inc.	22,936	2,143
*	DoorDash Inc. Class A	36,643	2,134
*	Match Group Inc.	41,754	2,111
*	Tyler Technologies Inc.	6,022	2,064
*	HubSpot Inc.	6,705	2,032
*	Cloudflare Inc. Class A	40,928	2,011
*	Palantir Technologies Inc. Class A	264,997	1,987
*	PTC Inc.	15,433	1,963
	Gen Digital Inc.	83,683	1,921
*	Splunk Inc.	23,605	1,834
*	GoDaddy Inc. Class A	22,913	1,813
	SS&C Technologies Holdings Inc.	32,667	1,756
	Dell Technologies Inc. Class C	37,982	1,701
*	Western Digital Corp.	45,903	1,687
	Entegris Inc.	21,731	1,680
*	Zscaler Inc.	12,180	1,625
	Amdocs Ltd.	17,704	1,573
*	Wolfspeed Inc.	16,919	1,538
*	Qorvo Inc.	15,111	1,500
*	MongoDB Inc. Class A	9,557	1,459
*	Lattice Semiconductor Corp.	19,913	1,450
*	Unity Software Inc.	36,081	1,426
	Jabil Inc.	19,648	1,418
*	Black Knight Inc.	22,635	1,403
*	Ceridian HCM Holding Inc.	20,057	1,373
*	DocuSign Inc. Class A	28,934	1,362
*	F5 Inc.	8,696	1,345
*	Twilio Inc. Class A	25,138	1,232
*	Pure Storage Inc. Class A	41,196	1,203
*	Okta Inc.	21,840	1,165
*	Manhattan Associates Inc.	9,210	1,160
*	ZoomInfo Technologies Inc. Class A	40,296	1,152

		Shares	Market Value ($000)
*	Dynatrace Inc.	29,109	1,128
*	Globant SA	5,966	1,118
*	CACI International Inc. Class A	3,408	1,064
	KBR Inc.	20,324	1,050
*	Arrow Electronics Inc.	9,381	1,020
*	DXC Technology Co.	33,690	1,000
	Bentley Systems Inc. Class B	24,702	978
*	Dropbox Inc. Class A	40,057	944
*	Aspen Technology Inc.	3,924	905
	Science Applications International Corp.	8,176	900
*	Nutanix Inc. Class A	31,346	886
	National Instruments Corp.	19,171	786
	Concentrix Corp.	6,300	771
	Switch Inc. Class A	21,441	734
*	Guidewire Software Inc.	12,215	724
*	Wix.com Ltd.	7,884	713
	Universal Display Corp.	6,315	711
*	Coupa Software Inc.	11,008	696
*	Elastic NV	11,299	691
*	Coherent Corp.	18,735	687
*	UiPath Inc. Class A	54,694	682
*	Clarivate plc	69,211	678
*	Toast Inc. Class A	36,261	666
	Dolby Laboratories Inc. Class A	8,795	658
*	Five9 Inc.	10,033	643
	TD SYNNEX Corp.	6,229	637
	Azenta Inc.	10,553	635
	Avnet Inc.	13,707	619
*	Cirrus Logic Inc.	8,164	610
	Vertiv Holdings Co. Class A	43,407	601
*	GLOBALFOUNDRIES Inc.	9,305	599
*	IAC Inc.	11,423	593
*	Smartsheet Inc. Class A	18,234	561
*	Teradata Corp.	14,940	510
*	Procore Technologies Inc.	10,106	495
	Dun & Bradstreet Holdings Inc.	35,872	483
*	RingCentral Inc. Class A	12,765	473
*	AppLovin Corp. Class A	32,077	462
*	IPG Photonics Corp.	4,888	445
*	NCR Corp.	18,442	440
*	New Relic Inc.	7,811	440
*	Confluent Inc. Class A	18,658	430
*	SentinelOne Inc. Class A	26,994	391
*	Alteryx Inc. Class A	8,640	388
*	Kyndryl Holdings Inc.	30,720	360
*	Allegro MicroSystems Inc.	10,158	316
*	DoubleVerify Holdings Inc.	10,738	281
*	nCino Inc.	10,587	277
*	CCC Intelligent Solutions Holdings Inc.	25,476	234
	Pegasystems Inc.	6,146	223
*	Jamf Holding Corp.	9,806	209
*	Paycor HCM Inc.	6,699	194
*	Thoughtworks Holding Inc.	12,734	116
*	Informatica Inc. Class A	5,202	89
*	Definitive Healthcare Corp. Class A	4,983	57
			1,384,960
Telecommunications (2.5%)
	Cisco Systems Inc.	608,735	30,266

		Shares	Market Value ($000)
	Verizon Communications Inc.	615,529	23,993
	Comcast Corp. Class A	641,164	23,492
	AT&T Inc.	1,048,382	20,213
*	T-Mobile US Inc.	87,174	13,203
	Motorola Solutions Inc.	24,108	6,562
*	Charter Communications Inc. Class A	16,177	6,330
*	Arista Networks Inc.	36,042	5,021
*	Liberty Broadband Corp. Class C	18,015	1,637
	Juniper Networks Inc.	46,808	1,556
*	Roku Inc.	17,585	1,044
*	Ciena Corp.	21,789	980
*	Frontier Communications Parent Inc.	35,873	924
	Lumen Technologies Inc.	150,616	824
*	DISH Network Corp. Class A	36,642	588
	Cable One Inc.	792	574
*	Lumentum Holdings Inc.	10,064	553
*	ViaSat Inc.	10,854	370
*	Liberty Broadband Corp. Class A	2,737	247
	Ubiquiti Inc.	813	244
*	Altice USA Inc. Class A	32,647	149
			138,770
Utilities (3.1%)
	NextEra Energy Inc.	287,432	24,346
	Duke Energy Corp.	112,614	11,254
	Southern Co.	155,226	10,499
	Waste Management Inc.	60,693	10,179
	Sempra Energy (XNYS)	46,084	7,659
	Dominion Energy Inc.	121,572	7,429
	American Electric Power Co. Inc.	74,945	7,255
	Exelon Corp.	145,551	6,021
	Xcel Energy Inc.	79,951	5,614
	Consolidated Edison Inc.	51,963	5,094
	Constellation Energy Corp.	47,858	4,600
	WEC Energy Group Inc.	46,252	4,585
	Public Service Enterprise Group Inc.	72,967	4,418
	Republic Services Inc. Class A	30,201	4,207
	Eversource Energy	50,477	4,183
	American Water Works Co. Inc.	26,657	4,045
	Edison International	55,106	3,673
*	PG&E Corp.	227,270	3,568
	Entergy Corp.	29,764	3,461
	Ameren Corp.	37,647	3,363
	DTE Energy Co.	28,300	3,283
	FirstEnergy Corp.	79,560	3,281
	PPL Corp.	107,998	3,188
	CenterPoint Energy Inc.	92,328	2,872
	AES Corp.	97,680	2,825
	CMS Energy Corp.	42,397	2,589
	Atmos Energy Corp.	20,234	2,432
	Alliant Energy Corp.	36,776	2,071
	Evergy Inc.	32,571	1,929
	NiSource Inc.	59,615	1,666
	Essential Utilities Inc.	33,933	1,637
	NRG Energy Inc.	34,594	1,469
	Vistra Corp.	60,180	1,464
	Pinnacle West Capital Corp.	16,582	1,299
	UGI Corp.	30,704	1,187
	OGE Energy Corp.	29,255	1,184

		Shares	Market Value ($000)
*	Sunrun Inc.	30,093	980
*	Clean Harbors Inc.	7,454	894
	National Fuel Gas Co.	12,870	852
	IDACORP Inc.	7,354	813
*	Stericycle Inc.	13,413	699
	Hawaiian Electric Industries Inc.	15,827	650
[1]	Brookfield Renewable Corp. Class A	18,695	610
	Avangrid Inc.	10,374	444
			175,771
Total Common Stocks (Cost $4,033,038)			5,551,892
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.877% (Cost $10,947)	109,497	10,949
Total Investments (99.9%) (Cost $4,043,985)			5,562,841
Other Assets and Liabilities—Net (0.1%)			3,307
Net Assets (100%)			5,566,148
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,470,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,578,000 was received for securities on loan, of which $5,983,000 is held in Vanguard Market Liquidity Fund and $595,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	71	14,488	701
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,551,872	20	—	5,551,892
Temporary Cash Investments	10,949	—	—	10,949
Total	5,562,821	20	—	5,562,841
Derivative Financial Instruments
Assets
Futures Contracts[1]	701	—	—	701
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.